UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  December 31, 2009
Check here if Amendment [   ]; Amendment Number:
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:      Guinness Asset Management Limited
Address:   14 Queen Anne s Gate
           London, England
           SW1H 9AA
Form 13F File Number:      028-12636
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name:      Giles Robinette
Title:     Compliance Officer
Phone:     +44(0)20 7222 1665
Signature, Place, and Date of Signing:
  /s/ Giles Robinette        London, England            January 15, 2010

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       39
Form 13F Information Table Value Total:       77722
                                                (thousands)
List of Other Included Managers: NONE
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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                                     Form 13F INFORMATION TABLE

       COLUMN 1                COLUMN 2        COLUMN 3    COLUMN 4       COLUMN 5      COLUMN 6    COLUMN 7        COLUMN 8
- --------------------------  -------------      --------    --------   ---------------- ----------   --------  --------------------
                                                            VALUE    SHRS OR SH/ PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
    NAME OF ISSUER          TITLE OF CLASS      CUSIP      (x$1000)  PRN AMT PRN CALL  DISCRETION   MANAGERS   SOLE  SHARED  NONE

issuer                             class          CUSIP     value  shares shput/cdiscotherSOLE   SHARENONE
- ----------------------------------------------------------------------------------------------------------------------------------
ANADARKO PETE CORP                 COM            032511107    2606  41751SH     SOLE       41751
APACHE CORP                        COM            037411105    3910  37901SH     SOLE       37901
CAMECO CORP                        COM            13321L108      27    824SH     SOLE         824
CANADIAN SOLAR INC                 COM            136635109     107   3720SH     SOLE        3720
CANADIAN NAT RES LTD               COM            136385101    4095  56480SH     SOLE       56480
COMPANHIA ENERGETICA DE MINA       SPONSORED ADR  204409601      94   5210SH     SOLE        5210
CENOVUS ENERGY                     COM            15135U109    1345  53217SH     SOLE       53217
CHESAPEAKE ENERGY CORP             COM            165167107    3789 146400SH     SOLE      146400
CHEVRON CORP                       NEW COM        166764100    3894  50582SH     SOLE       50582
CONOCOPHILLIPS                     COM            20825C104    3930  76953SH     SOLE       76953
ENCANA CORP                        COM            292505104    1344  41317SH     SOLE       41317
FIRST SOLAR INC                    COM            336433107      70    520SH     SOLE         520
FOREST OIL CORP                    COM PAR $0.01  346091705    1925  86500SH     SOLE       86500
GLOBAL INDUSTRIES                  COM            379336100      28   3869SH     SOLE        3869
HALLIBURTON CO                     COM            406216101    3915 130108SH     SOLE      130108
HELIX ENERGY SOLUTIONS             GRP I COM      42330P107    2534 215680SH     SOLE      215680
HESS CORP                          COM            42809H107    4032  66637SH     SOLE       66637
IMPERIAL OIL LTD                   COM NEW        453038408    3977 102530SH     SOLE      102530
JA SOLAR HOLDINGS CO LTD           SPONSORED ADR  466090107     110  19380SH     SOLE       19380
LDK SOLAR CO LTD                   SPONSORED ADR  50183L107      56   7943SH     SOLE        7943
LSB INDUSTRIES                     COM            502160104      92   6495SH     SOLE        6495
MARATHON OIL CORP                  COM            565849106    3878 124217SH     SOLE      124217
MEMC ELECTR MATLS INC              COM            552715104      95   6972SH     SOLE        6972
NEWFIELD EXPL CO                   COM            651290108    3944  81771SH     SOLE       81771
NEXEN INC                          COM            65334H102    3973 165171SH     SOLE      165171
NOBLE ENERGY INC                   COM            655044105    3890  54626SH     SOLE       54626
ORMAT TECHNOLOGIES INC             COM            686688102      76   2000SH     SOLE        2000
PATTERSON UTI ENERGY INC           COM            703481101    2546 165877SH     SOLE      165877
PIONEER NAT RES CO                 COM            723787107    2649  54993SH     SOLE       54993
RENESOLA LTD                       SPONSORED ADS  75971T103      66  13919SH     SOLE       13919
STR HOLDINGS                       COM            78478V100      95   6060SH     SOLE        6060
SUNCOR ENERGY INC                  NEW COM ADDED  867224107    3990 112418SH     SOLE      112418
SUNPOWER CORP                      COM CL B       867652307     110   5256SH     SOLE        5256
SUNTECH PWR HLDGS CO LTD           ADR            86800C104     113   6786SH     SOLE        6786
SWIFT ENERGY CO COM                COM            870738101    2525 105370SH     SOLE      105370
TRINA SOLAR LIMITED                SPONSORED ADR  89628E104      95   1760SH     SOLE        1760
UNIT CORP                          COM            909218109    3817  89803SH     SOLE       89803
VALERO ENERGY CORP                 NEW COM        91913Y100    3858 230301SH     SOLE      230301
YINGLI GREEN ENERGY HLDG CO        ADR            98584B103     122   7700SH     SOLE        7700
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